Summary of Macroeconomic Variables impacted in Determining ECLs (Details)	9 Months Ended
Jul. 31, 2021
Base Forecast [Member] | Average Q1 2022 - Q4 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.81
Base Forecast [Member] | Average Q1 2022 - Q4 2022 [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.60%
Real GDP	4.40%
Home prices	6.90%
Central bank policy interest rate	0.81%
Base Forecast [Member] | Average Q1 2022 - Q4 2022 [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	3.60%
Real GDP	4.10%
Home prices	10.20%
Central bank policy interest rate	0.63%
U.S. 10-year treasury yield	1.97%
U.S. 10-year BBB spread	1.54%
Base Forecast [Member] | Remaining 4 year period [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.80
Base Forecast [Member] | Remaining 4 year period [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.60%
Real GDP	1.90%
Home prices	1.00%
Central bank policy interest rate	1.73%
Base Forecast [Member] | Remaining 4 year period [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	3.80%
Real GDP	1.90%
Home prices	3.00%
Central bank policy interest rate	1.91%
U.S. 10-year treasury yield	2.23%
U.S. 10-year BBB spread	1.80%
Upside Scenario [Member] | Average Q1 2022 - Q4 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.82
Upside Scenario [Member] | Average Q1 2022 - Q4 2022 [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.60%
Real GDP	5.50%
Home prices	8.70%
Central bank policy interest rate	1.38%
Upside Scenario [Member] | Average Q1 2022 - Q4 2022 [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	3.60%
Real GDP	5.10%
Home prices	13.10%
Central bank policy interest rate	1.13%
U.S. 10-year treasury yield	2.43%
U.S. 10-year BBB spread	1.48%
Upside Scenario [Member] | Remaining 4 year period [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.81
Upside Scenario [Member] | Remaining 4 year period [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.30%
Real GDP	1.90%
Home prices	1.40%
Central bank policy interest rate	2.23%
Upside Scenario [Member] | Remaining 4 year period [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	3.50%
Real GDP	1.90%
Home prices	2.90%
Central bank policy interest rate	2.41%
U.S. 10-year treasury yield	2.43%
U.S. 10-year BBB spread	1.72%
Downside Scenario [Member] | Average Q1 2022 - Q4 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.78
Downside Scenario [Member] | Average Q1 2022 - Q4 2022 [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	6.70%
Real GDP	0.80%
Home prices	3.60%
Central bank policy interest rate	0.25%
Downside Scenario [Member] | Average Q1 2022 - Q4 2022 [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	4.50%
Real GDP	1.20%
Home prices	7.50%
Central bank policy interest rate	0.25%
U.S. 10-year treasury yield	1.70%
U.S. 10-year BBB spread	1.79%
Downside Scenario [Member] | Remaining 4 year period [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.79
Downside Scenario [Member] | Remaining 4 year period [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	6.50%
Real GDP	2.30%
Home prices	0.60%
Central bank policy interest rate	1.22%
Downside Scenario [Member] | Remaining 4 year period [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	4.50%
Real GDP	2.20%
Home prices	2.50%
Central bank policy interest rate	1.34%
U.S. 10-year treasury yield	2.20%
U.S. 10-year BBB spread	1.80%